Northern Lights Fund Trust III

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

Counterpoint Tactical Municipal Fund

Incorporated herein by reference is the definitive version of the Prospectus for Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 11, 2021, (SEC Accession 0001580642-21-000634).